Label	Element	Value
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)